Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring
5.	RESTRUCTURING

In April 2012, the Company committed to a restructuring plan for its utility-class wind business, changing the nature of its operations from being primarily a designer and developer of utility scale wind turbines to a provider of licensing and co-development for wind applications and engineering services for other applications. These actions resulted in the reduction of approximately 40% of the Company’s total headcount and the closure of a manufacturing facility. The restructured business continued to operate in the Utility Scale legal entity through December 31, 2013, and after such date it transitioned to operate within Northern with the merger of those two subsidiaries effective on such date. In association with this restructuring, during the nine months ended September 30, 2014 and 2013, the Company recorded restructuring charges in the aggregate amount of $0 and $23, respectively, as detailed in the table below. Workforce-related activity includes stock compensation charges for certain modifications made to executive option grants as part of the restructuring. These options were accounted for as liability awards and marked to market though the statements of operations for subsequent changes in fair value for such time as they were liabilities in nature. These awards were exchanged for awards determined to be equity classification on January 1, 2014. As such there will be no additional expense associated with these options and the accrued liability of $246, which was classified as a stock based compensation liability, was reclassified to additional paid-in capital.

	Activity for the nine months ended September 30, 2014
	Balance December 31, 2013	Expense	Equity Award Exchange	Balance September 30, 2014
Workforce — related	$246	$—	$(246)	$—

	$246	$—	$(246)	$—

	Activity for the nine months ended September 30, 2013
	Balance December 31, 2012	Expense	Utilization	Balance September 30, 2013
Workforce — related	$198	$23	$(22)	$199

	$198	$23	$(22)	$199

5.	RESTRUCTURING

In April 2012, the Company committed to a restructuring plan for its utility-class wind turbine business, changing the nature of its operations from being primarily a designer and developer of utility-class wind turbines to a provider of licensing and co-development for wind applications and engineering services for other applications. These actions resulted in the reduction of approximately 40% of the Company’s total headcount and the closure of a manufacturing facility. The restructured business continued to operate in the Utility Scale legal entity through December 31, 2013, after such date it will operate within Northern with the merger of those two subsidiaries effective on such date. In association with this restructuring, for the year ended December 31, 2013 and 2012 the Company recorded restructuring charges and fixed asset write-offs in the aggregate amount of $70 and $2,145 respectively, as detailed in the table below. Workforce-related activity includes stock compensation charges for certain modifications made to executive option grants as part of the restructuring. These options are accounted for as liability awards and marked to market though the income statement for subsequent changes in fair value. The Company will revalue the awards at each reporting period until such time as the awards expire or are no longer liability awards in nature.

	Activity for the year ended
	Balance December 31, 2012	Expense	Utilization	Balance December 31, 2013
Workforce — related	$198	$70	$(22)	$246

	$198	$70	$(22)	$246

	Balance December 31, 2011	Expense	Utilization	Balance December 31, 2012
Facilities and other	$—	$1,051	$(1,051)	$—
Workforce — related	—	1,094	(896)	198

	$—	$2,145	$(1,947)	$198